Interest expense	12 Months Ended
Dec. 31, 2019
Borrowing costs [abstract]
Interest expense

Note 6	Interest expense

FOR THE YEAR ENDED DECEMBER 31	2019	2018
Interest expense on long-term debt	(1,024)	(918)
Interest expense on other debt	(153)	(133)
Capitalized interest	45	51
Total interest expense	(1,132)	(1,000)

Included in interest expense on long-term debt is interest on lease liabilities of $220 million for 2019 and interest on finance leases of $142 million for 2018.
Capitalized interest was calculated using an average rate of 3.96% and 3.88% for 2019 and 2018, respectively, which represents the weighted average interest rate on our outstanding long-term debt.